Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments	$ 4,580	$ 2,639	$ 8,807	$ 7,423
Replacement Cost Profit (Loss) Before Interest And Taxation	4,610	2,566	8,850	7,382
Profit (loss) from operating activities	4,056	2,430	8,455	8,097
Finance costs	1,229	1,216	2,550	2,291
Interest Income (Expense) Relating To Pensions And Other Post-Retirement Benefits	(56)	(40)	(108)	(81)
Profit (loss) before tax	2,883	1,254	6,013	5,887
UNITED STATES
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation	1,417	1,545	2,950	3,155
Non-US
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation	3,193	1,021	5,900	4,227
gas & low carbon energy
Disclosure of operating segments [line items]
Inventory Holding Gains (Losses)	0	0	0	0
oil production & operations
Disclosure of operating segments [line items]
Inventory Holding Gains (Losses)	(2)	1	5	0
customers & products
Disclosure of operating segments [line items]
Inventory Holding Gains (Losses)	(552)	(137)	(400)	715
Operating segments [member] | gas & low carbon energy
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments	1,047	(315)	2,405	721
Operating segments [member] | oil production & operations
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments	1,916	3,267	4,704	6,327
Operating segments [member] | customers & products
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments	972	(133)	1,075	855
Other Business And Corporate, Non-Segment | Other Business And Corporate, Non-Segment
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments	645	(180)	623	(480)
Consolidation adjustments and eliminations
Disclosure of operating segments [line items]
Consolidation adjustment - UPII	$ 30	$ (73)	$ 43	$ (41)